COMMON STOCK (Details) (USD $)	0 Months Ended			1 Months Ended		0 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended		1 Months Ended	0 Months Ended					9 Months Ended	0 Months Ended
	Apr. 30, 2014	Jun. 03, 2013	Mar. 04, 2013	Sep. 25, 2013	May 23, 2013	Dec. 14, 2012	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Jul. 08, 2014 Common stock [Member]	May 29, 2014 Common stock [Member]	Apr. 30, 2014 Common stock [Member]	Apr. 25, 2014 Common stock [Member]	Jan. 30, 2014 Common stock [Member]	Jan. 07, 2014 Common stock [Member]	Sep. 30, 2014 Common stock [Member]	Jan. 23, 2014 Warrants Exercised One [Member] Common stock [Member]	Jan. 23, 2014 Warrants Exercised Two [Member] Common stock [Member]
Stockholders Equity [Line Items]
Warrants exercised, shares		25,000	375,000	1,720,000	300,000	62,500											25,000	25,000		59,210	58,035
Proceeds from exercise of warrants		$ 1,250	$ 18,750	$ 169,800	$ 30,000	$ 3,125					$ 50,000	$ 3,125					$ 6,250	$ 6,250
Number of common shares called by warrant																				125,000	125,000
Shares withheld to fund the exercise price																				65,790	66,965
Preferred stock conversion, stock price																				$ 0.57	$ 0.56
Exercise price of warrants		$ 0.05	$ 0.05		$ 0.10	$ 0.05														$ 0.30	$ 0.30
Common shares issued for services, shares																250,000
Common shares issued for services									133,000		194,800	121,770							133,000
Common shares issued for note payable conversion, shares															276,599
Notes payable and accrued interest outstanding	138,303
Loss on debt conversion	(11,063)								(11,063)						(11,063)
Stock options exercised, shares														500,000
Proceeds from exercise of stock options														75,000
Shares issued in acquisition													3,523,554
Value of shares issued in acquisition									$ 2,219,839		$ 548,604	$ 552,500	$ 2,219,839